Operating Leases - Supplemental Disclosures (Details)	Dec. 31, 2025	Dec. 31, 2024
Supplemental disclosures about leases
Weighted average remaining lease term (in years)	4 years	5 years
Weighted average discount rate	3.10%	4.06%